UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II



REAVES SELECT RESEARCH FUND

ANNUAL REPORT                                                      JULY 31, 2006




--------------------------------------------------------------------------------





                           ---------------------------
                              W.H. REAVES & COMPANY
                              INVESTMENT MANAGEMENT
                           ---------------------------






--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Statement of Net Assets...................................................     5

Statement of Operations...................................................     9

Statement of Changes in Net Assets........................................    10

Financial Highlights......................................................    11

Notes to Financial Statements.............................................    13

Report of Independent Registered Public Accounting Firm...................    21

Trustees and Officers of The Advisors' Inner Circle Fund II...............    22

Disclosure of Fund Expenses...............................................    30

Notice to Shareholders....................................................    32
--------------------------------------------------------------------------------




The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

July 31, 2006

Dear Shareholders:

This Annual Report covers the fiscal year ended July 31, 2006 which is the Fund's first full fiscal year since inception in December 2004. The Fund's net asset value (NAV) closed at $11.81 (Institutional Class and Class A). Distributions were made in September and December 2005 and in March and June 2006. The December distribution of $0.47 was a long-term capital gain. The two quarterly distributions in calendar 2006 totaled $0.16. For the balance of calendar 2006, the policy is to distribute $0.08 per institutional share at the end of each calendar quarter with a possible additional distribution in December 2006. The Fund has established the policy of an $0.08 minimum quarterly distribution in view of the Fund's strategy of investing in financially strong companies that are expected to grow over time and support a growing dividend payment.

The Fund's calendar year-to-date total return was 10.30% for the period ended July 31, 2006 (Institutional Class). The return includes both changes in NAV and any reinvestment of distributions paid.

COMMENTARY

For the 12 months ended July 31, 2006, your Fund returned 9.78% (Institutional Class). The S&P 500 Utilities Sector Index returned 8.69%for this period and the broad market represented by the S&P 500 Index returned 5.38%.

The Fund has posted positive total returns in each calendar quarter since its inception with the exception of the fourth quarter of 2005. That quarter's decline was concentrated in the month of October. Performance had been exceptionally strong for the first three quarters partly because, in our opinion, momentum investors had invested aggressively in the utility and energy sectors. In October, the momentum investors rotated out of these sectors just as aggressively as they had entered. All the while, the fundamental outlook for the Fund's investments had not deteriorated. In November 2005, the Fund's portfolio resumed its positive performance.

The economic climate for the fiscal year was characterized by consistently increasing short and long-term interest rates: the yield on the 10-year U.S. Treasury increased from approximately 4.3% to just under 5.0%. Oil prices (as indicated by West Texas Intermediate) increased from a low of $58.14 per barrel in mid-November to a high of $77.03 on July 14, 2006. In contrast, the price of natural gas (as indicated by Henry Hub) declined from a peak of $15.38 per thousand cubic feet (mcf) and declined steadily due to an abnormally warm winter until reaching a low of $5.52 per mcf on July 7, 2006.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
ONEOK, which is engaged in several aspects of the natural gas business, began calendar 2006 among the portfolio's largest holdings, and we added to the position as the year progressed. The Fund's return on this investment exceeded 30% despite an unfavorable climate for the price of natural gas in the face of lower than expected demand. ONEOK's value to its customers derives from purchasing, gathering, processing, transporting, storing and distributing natural gas. The value of natural gas as an environmentally friendly fuel used for heating and generating electricity is not altered by price. We were drawn to ONEOK as an investment due to our recognition that the company provides essential services to the natural gas industry with limited exposure to natural gas price volatility. The company has grown its business through value creating acquisitions and disposition of non-core assets. In addition, management has demonstrated its commitment to its shareholders by growing its dividend significantly over the past 5 years. We anticipate continued earnings growth and periodic dividend increases from ONEOK.

OUTLOOK

The first half of calendar 2006 experienced above trend GDP growth while the Federal Reserve continued increasing short interest rates. Unexpectedly, the high price of oil did not appear to retard economic growth. The Federal Reserve has paused from increasing interest rates and, as of this writing, the economy appears to be slowing. A climate of moderate inflation and economic growth with relatively low interest rates is, in our opinion, favorable for the Fund's portfolio performance.

Subsequent to the passage of the Energy Policy Act in 2005, the Public Utility Holding Company Act was repealed, thus improving the outlook for continued consolidation within the fragmented electric and gas utility industries. The Act included meaningful financial incentives to stimulate investment in electric transmission assets and new nuclear electric generating assets. The Fund continues to benefit from its investment in ITC Holdings, a public company dedicated to increased investment in electric transmission assets. Duke Energy, a major holding of your Fund, completed the acquisition of CINERGY and will likely be at the forefront of investment in new nuclear generation and natural gas infrastructure.

The telecommunications sector remains challenging due to intense competition. The successful acquisition of AT&T by SBC Communications and the pending merger with BellSouth holds the promise of good investment returns as the reconstituted AT&T reaps the benefits of consolidation and increased investment in broadband services. AT&T is expected to continue periodic dividend increases.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
Finally, Congress's decision to extend the maximum tax rate on qualifying dividends at 15% until 2010 benefits you as a shareholder in two ways. First, the higher, after tax yield from qualified dividends underpins the value of the Fund's dividend paying investments. Second, to the extent the current income dividends you receive as distributions from the Fund are qualified for taxation at a maximum rate of 15%, your after tax income is higher than if taxed at the full Federal tax rate.

Respectfully submitted,

/s/Ronald J. Sorenson

Ronald J. Sorenson
August 15, 2006



THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.




                      DEFINITION OF THE COMPARATIVE INDICES
                      -------------------------------------

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

S&P 500 UTILITIES SECTOR INDEX is a subset of the S&P 500 Index that contains those securities that fall under the utilities sector.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

[LINE GRAPHICS OMITTED]
PLOT POINTS FOLLOW:


                    Reaves Select
                    Research Fund,                            S&P 500 Utilities
                 Institutional Class       S&P 500 Index         Sector Index
12/22/04               $10,000                $10,000               $10,000
7/31/05                 11,687                 10,309                11,714
7/31/06                 12,830                 10,864                12,728


              --------------------------------------------------
                             INVESTOR CLASS--AVERAGE
                              ANNUAL TOTAL RETURNS
                        FOR PERIODS ENDED JULY 31, 2006*
              --------------------------------------------------
                One Year                        Annualized
                 Return                      Inception to Date
              --------------------------------------------------
                  9.78%                           16.76%
              --------------------------------------------------


Growth of a $10,000 Investment

                    Reaves Select
                    Research Fund,                            S&P 500 Utilities
                       Class A             S&P 500 Index        Sector Index
3/30/05                $ 9,525                $10,000              $10,000
7/31/05                 10,476                 10,313               11,523
7/31/06                 11,470                 10,868               12,521


              --------------------------------------------------
                             CLASS A--AVERAGE ANNUAL
                            TOTAL RETURNS FOR PERIODS
                              ENDED JULY 31, 2006**
              --------------------------------------------------
                One Year                        Annualized
                 Return                      Inception to Date
              --------------------------------------------------
                  9.49%                           14.91%
              --------------------------------------------------
                  4.26%                           10.78%        with load+
              --------------------------------------------------


 *INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING DECEMBER 22, 2004. **CLASS A SHARES WERE OFFERED BEGINNING MARCH 30, 2005.
 +REFERS TO THE INDIVIDUAL MAXIMUM SALES CHARGE OF 4.75%.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                          FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
  INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED
 IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT
               ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS
      ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY
                             INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE
                   ADVISER HAD NOT LIMITED CERTAIN EXPENSES,
                THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]
PLOT POINTS FOLLOW:

31.2%  Electric Utilities
23.2%  Energy
22.6%  Gas
18.9%  Telecommunication Services
 2.9%  Financial Services
 0.7%  Short-Term Investments
 0.5%  Communications Equipment
+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMON STOCK -- 99.1%
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          --------   ---------
COMMUNICATIONS EQUIPMENT -- 0.5%
   Qualcomm .............................................   11,000  $   387,860
                                                                    -----------
ELECTRIC UTILITIES -- 31.1%
   AES* .................................................   49,000      973,140
   CMS Energy* ..........................................   50,000      700,500
   Constellation Energy Group ...........................   40,060    2,319,875
   Dominion Resources ...................................   21,968    1,724,049
   Duke Energy ..........................................  106,850    3,239,692
   Edison International .................................   27,000    1,117,260
   Exelon ...............................................   64,549    3,737,387
   FPL Group ............................................   32,050    1,382,637
   ITC Holdings .........................................   33,500    1,042,185
   National Grid ADR ....................................    3,000      169,800
   Sierra Pacific Resources* ............................   70,000    1,011,500
   TransAlta ............................................   50,000    1,033,000
   TXU ..................................................   67,000    4,303,410
                                                                    -----------
                                                                     22,754,435
                                                                    -----------
ENERGY -- 23.2%
   BP ADR ...............................................   53,741    3,897,297
   ConocoPhillips .......................................   22,000    1,510,080
   EnCana ...............................................    3,000      162,180
   Exxon Mobil ..........................................   54,911    3,719,671
   Halliburton ..........................................   44,000    1,467,840
   Occidental Petroleum .................................    6,000      646,500



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          --------   ---------
ENERGY -- CONTINUED
   Southwestern Energy* .................................   18,000  $   619,200
   Statoil ADR ..........................................   35,000    1,046,150
   Talisman Energy ......................................   34,800      591,600
   Todco ................................................   45,000    1,714,950
   Transocean* ..........................................   20,569    1,588,544
                                                                    -----------
                                                                     16,964,012
                                                                    -----------
FINANCIAL SERVICES -- 2.9%
   Berkshire Hathaway, Cl B* ............................      600    1,828,200
   Wells Fargo ..........................................    4,000      289,360
                                                                    -----------
                                                                      2,117,560
                                                                    -----------
GAS -- 22.5%
   Equitable Resources ..................................   10,000      360,100
   ONEOK ................................................  113,850    4,236,358
   Questar ..............................................   18,000    1,594,800
   Sempra Energy ........................................   77,000    3,716,020
   South Jersey Industries ..............................   53,050    1,573,994
   Southern Union .......................................   30,000      814,200
   Southwest Gas ........................................   40,000    1,317,200
   Williams .............................................  120,000    2,910,000
                                                                    -----------
                                                                     16,522,672
                                                                    -----------
TELECOMMUNICATION SERVICES -- 18.9%
   Alltel ...............................................   10,480      578,182
   AT&T .................................................   97,471    2,923,155
   Citizens Communications ..............................  211,000    2,707,130
   CommScope* ...........................................   72,500    2,264,175
   Sprint Nextel ........................................  150,000    2,970,000
   Telecom Corp of New Zealand ADR ......................   35,000      710,500
   Vodafone Group ADR ...................................   62,125    1,346,870
   Vodafone Group, Cl B .................................  710,000      198,842
   Windstream ...........................................   10,835      135,763
                                                                    -----------
                                                                     13,834,617
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $53,887,998) .................................            72,581,156
                                                                    -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 0.7%
--------------------------------------------------------------------------------
                                                           SHARES      VALUE
                                                          --------   ---------
CASH EQUIVALENTS -- 0.7%
   SEI Daily Income Trust, Government
     Money Market Fund, Cl A 5.170%+ ....................  234,726  $   234,726
   SEI Daily Income Trust, Prime Obligation Fund,
     Cl A, 5.300%+ ......................................  252,161      252,161
                                                                    -----------
   TOTAL SHORT-TERM INVESTMENTS
     (Cost $486,887) ....................................               486,887
                                                                    -----------
   TOTAL INVESTMENTS -- 99.8%
     (Cost $54,374,885) .................................            73,068,043
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.2%
   Investment Advisory Fees Payable......................               (45,307)
   Administration Fees Payable...........................                (9,512)
   Chief Compliance Officer Fees Payable.................                (6,938)
   Distribution Fees Payable.............................                (6,688)
   Capital Shares Redeemed...............................                (4,224)
   Trustees' Fees Payable................................                (2,051)
   Other Assets and Liabilities, Net.....................               209,227
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES....................               134,507
                                                                    -----------
   NET ASSETS -- 100.0%..................................           $73,202,550
                                                                    ===========
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in-Capital.......................................           $50,878,231
   Undistributed net investment income...................                16,107
   Accumulated net realized gain on investments..........             3,615,054
   Net unrealized appreciation on investments............            18,693,158
                                                                    -----------
   NET ASSETS  ..........................................           $73,202,550
                                                                    ===========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                     ---------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class
     ($70,128,553 / 5,939,747)...........................                $11.81
                                                                         ======
   Net Asset Value and Redemption Price Per Share --
     Class A ($3,073,997 / 260,231) .....................                $11.81
                                                                         ======

   Maximum Offering Price Per Share --
     Class A ($11.81 / 95.25%) (A) ......................                $12.40
                                                                         ======

  *  NON-INCOME PRODUCING SECURITY
  +  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2006.
(A)  FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT
     PROSPECTUS.
ADR  AMERICAN DEPOSITARY RECEIPT
 CL  CLASS







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           REAVES SELECT
                                                             RESEARCH FUND
                                                             FOR THE YEAR
                                                             ENDED JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $34,618)..............   $2,411,841
                                                                     ----------
Total Investment Income...........................................    2,411,841
                                                                     ----------
EXPENSES
Investment Advisory Fees  ........................................      521,380
Administration Fees ..............................................       93,008
Chief Compliance Officer Fees ....................................        8,005
Distribution Fees(1)..............................................        6,558
Trustees' Fees ...................................................        6,378
Legal Fees........................................................       76,407
Transfer Agent Fees ..............................................       77,158
Registration Fees ................................................       31,945
Printing Fees ....................................................       31,053
Audit Fees .......................................................       24,591
Offering Costs ...................................................       23,030
Custodian Fees ...................................................        5,588
Insurance and other expenses .....................................        4,032
                                                                     ----------
TOTAL EXPENSES ...................................................      909,133
                                                                     ----------
Less: Waiver of Investment Advisory Fees..........................       (1,227)
      Fees Paid Indirectly .......................................       (3,056)
                                                                     ----------
NET EXPENSES .....................................................      904,850
                                                                     ----------
NET INVESTMENT INCOME.............................................    1,506,991
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS..................................    4,376,553
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS.      676,409
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................    5,052,962
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $6,559,953
                                                                     ==========

  (1)  ATTRIBUTABLE TO CLASS A SHARES.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                   REAVES SELECT
                                                                     RESEARCH FUND


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------
                                                                                PERIOD
                                                             YEAR ENDED         ENDED
                                                              JULY 31,         JULY 31,
                                                                2006             2005*
                                                             -----------     -----------
OPERATIONS:
   Net Investment Income ..................................  $ 1,506,991     $   642,731
   Net Realized Gain on Investments .......................    4,376,553       2,795,130
   Net Change in Unrealized Appreciation/Depreciation
     on Investments .......................................      676,409       4,982,480
                                                             -----------     -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...    6,559,953       8,420,341
                                                             -----------     -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Institutional ........................................   (1,471,979)       (625,821)
     Class A ..............................................      (34,740)         (1,075)
                                                             -----------     -----------
   Total Net Investment Income ............................   (1,506,719)       (626,896)
                                                             -----------     -----------
   Net Realized Gains
     Institutional ........................................   (3,464,787)             --
     Class A ..............................................      (91,842)             --
                                                             -----------     -----------
   Total Realized Gains ...................................   (3,556,629)             --
                                                             -----------     -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................   (5,063,348)       (626,896)
                                                             -----------     -----------
CAPITAL SHARE TRANSACTIONS(2):
   Institutional Class
     Issued ...............................................      847,347      54,540,563**
     Issued in Connection with Conversion .................           --       7,071,593(1)
     Reinvestment of Distributions ........................    4,150,963         468,334
     Redeemed .............................................   (3,969,490)     (2,164,309)
                                                             -----------     -----------
   Net Institutional Class Capital Share Transactions .....    1,028,820      59,916,181
                                                             -----------     -----------
   Class A***
     Issued ...............................................    2,521,329         560,875
     Reinvestment of Distributions ........................      122,311           1,070
     Redeemed .............................................     (238,040)            (46)
                                                             -----------     -----------
   Net Class A Capital Share Transactions .................    2,405,600         561,899
                                                             -----------     -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...........    3,434,420      60,478,080
                                                             -----------     -----------
     TOTAL INCREASE IN NET ASSETS .........................    4,931,025      68,271,525
                                                             -----------     -----------
NET ASSETS:
   Beginning of Period ....................................   68,271,525              --
                                                             -----------     -----------
   End of Period (including undistributed net investment
     income of $16,107 and $15,835, respectively) .........  $73,202,550     $68,271,525
                                                             ===========     ===========

  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** INCLUDES SUBSCRIPTIONS RECEIVED FROM IN-KIND TRANSACTIONS (SEE NOTE 10). *** CLASS A SHARES WERE OFFERED BEGINNING MARCH 30, 2005.
(1) REPRESENTS THE VALUE OF THE SECURITIES TRANSFERRED IN-KIND ON DECEMBER 22, 2004.
(2)  FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                         REAVES SELECT
                                                                           RESEARCH FUND

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                                                        SELECTED PER SHARE DATA & RATIOS
                                          FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                            INSTITUTIONAL CLASS SHARES
                                                          ------------------------------
                                                                  YEAR       PERIOD
                                                                 ENDED        ENDED
                                                                JULY 31,    JULY 31,
                                                                  2006        2005*
                                                              ------------  --------
Net Asset Value, Beginning of Period .........................   $11.57      $10.00
                                                                 ------      ------
Income from Operations:
   Net Investment Income(1) ..................................     0.25        0.13
   Net Realized and Unrealized Gain on Investments(1) ........     0.83        1.55
                                                                 ------      ------
Total from Operations ........................................     1.08        1.68
                                                                 ------      ------
Dividends and Distributions from:
   Net Investment Income .....................................    (0.25)      (0.11)
   Net Realized Gains ........................................    (0.59)         --
                                                                 ------      ------
Total Dividends and Distributions ............................    (0.84)      (0.11)
                                                                 ------      ------
Net Asset Value, End of Period ...............................   $11.81      $11.57
                                                                 ======      ======
TOTAL RETURN+ ................................................     9.78%      16.86%
                                                                 ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........................  $70,129     $67,698
Ratio of Expenses to Average Net Assets (including waivers,
   reimbursements, excluding fees paid indirectly) ...........     1.30%       1.26%**
Ratio of Expenses to Average Net Assets (excluding waivers,
   reimbursements and fees paid indirectly) ..................     1.30%       1.37%**
Ratio of Net Investment Income to Average Net Assets .........     2.18%       2.05%**
Portfolio Turnover Rate ......................................    53.78%      34.80%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
 ++  NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFERS.
  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 **  ANNUALIZED
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                         REAVES SELECT
                                                                           RESEARCH FUND

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------
                                                        SELECTED PER SHARE DATA & RATIOS
                                          FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                                  CLASS A SHARES
                                                          ------------------------------
                                                                  YEAR       PERIOD
                                                                 ENDED        ENDED
                                                                JULY 31,    JULY 31,
                                                                  2006        2005*
                                                              ------------  --------
Net Asset Value, Beginning of Period .........................   $11.57      $10.57
                                                                 ------      ------
Income from Operations:
   Net Investment Income(1) ..................................     0.22        0.02
   Net Realized and Unrealized Gain on Investments(1) ........     0.83        1.03
                                                                 ------      ------
Total from Operations ........................................     1.05        1.05
                                                                 ------      ------
Dividends and Distributions from:
   Net Investment Income .....................................    (0.22)      (0.05)
   Net Realized Gains ........................................    (0.59)         --
                                                                 ------      ------
Total Dividends and Distributions ............................    (0.81)      (0.05)
                                                                 ------      ------
Net Asset Value, End of Period ...............................   $11.81      $11.57
                                                                 ======      ======
TOTAL RETURN+ ................................................     9.49%       9.97%
                                                                 ======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........................   $3,074        $574
Ratio of Expenses to Average Net Assets (including waivers,
   reimbursements, excluding fees paid indirectly) ...........     1.65%       1.64%**
Ratio of Expenses to Average Net Assets (excluding waivers,
   reimbursements and fees paid indirectly) ..................     1.65%       1.64%**
Ratio of Net Investment Income to Average Net Assets .........     1.87%       0.40%**
Portfolio Turnover Rate++ ....................................    53.78%      34.80%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT APPLICABLE SALES CHARGE AND THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.~ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  *  COMMENCED OPERATIONS ON MARCH 30, 2005.
 **  ANNUALIZED
*** REPRESENTS THE FUND'S PORTFOLIO TURNOVER FOR THE PERIOD 12/22/04 (COMMENCEMENT OF OPERATIONS OF THE FUND) THROUGH 7/31/05.
(1) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN CALCULATED USING AVERAGE SHARES.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with ten funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2006, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated to the Funds based on the number of funds and/or relative daily net assets.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund's Institutional Class has established a policy of an $0.08 minimum quarterly distribution. To the extent such distributions are in excess of net investment income, they are deemed to be paid from short-term or long-term gains to the extent such gains are available. To the extent these amounts are not available, distributions are deemed to be paid from capital. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Reaves Select Research Fund, which commenced operations on December 22, 2004, were expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months. As of July 31, 2006, the offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN
   AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.09% on the first $50 million of the Fund's average daily net assets; 0.10% on the next $50 million of the Fund's average daily net assets; 0.12% on the next $200 million of the Fund's average daily net assets; 0.08% on the next $200 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. For the Fund's first year of operations, the Fund was subject to a minimum annual administration fee of $45,000. There is also a minimum annual administration fee of $12,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.35% of the Fund's average net assets attributable to Class A Shares as compensation for distribution services.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2006, the Fund earned credits of $3,056, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.65% of the Institutional and Class A shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% for the Institutional Class Shares, and 1.65% for the Class A Shares, to recapture any of its prior waivers or reimbursements. At July 31, 2006, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $35,418, of which $34,191 expires July 31, 2008, and $1,227 expires July 31, 2009.

6. SHARE TRANSACTIONS:

                                                YEAR ENDED         PERIOD ENDED
                                               JULY 31, 2006      JULY 31, 2005*
                                               -------------      --------------
SHARE TRANSACTIONS:
   Institutional Class
     Issued ................................       71,535           5,301,632**
     Issued in Connection with Conversion...           --             707,159**
     Reinvestment of Distributions..........      364,698              43,039
     Redeemed...............................     (348,308)           (200,008)
                                               ----------         -----------
   Net Institutional Class Capital
     Share Transactions ....................       87,925           5,851,822
                                               ----------         -----------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
                                                YEAR ENDED         PERIOD ENDED
                                               JULY 31, 2006      JULY 31, 2005*
                                               -------------      --------------
SHARE TRANSACTIONS:
   Class A***
     Issued ................................      221,199              49,494
     Reinvestment of Distributions .........       10,816                  96
     Redeemed...............................      (21,369)                 (5)
                                               ----------         -----------
   Net Class A Capital Share Transactions...      210,646              49,585
                                               ----------         -----------
   NET INCREASE IN SHARES OUTSTANDING.......      298,571           5,901,407
                                               ==========         ===========
  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** INCLUDES SUBSCRIPTIONS RECEIVED FROM IN-KIND TRANSACTIONS (SEE NOTE 10). *** CLASS A SHARES WERE OFFERED BEGINNING MARCH 30, 2005.

7. INVESTMENT TRANSACTIONS:

For the year ended July 31, 2006, the Fund made purchases of $36,992,375 and sales of $37,196,882 of investment securities other than short-term securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to the tax treatment of wash sales. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

There were no permanent differences for the year ended July 31, 2006.

The tax character of dividends and distributions declared during the fiscal years ended July 31, 2006 and 2005 was as follows:

                          ORDINARY           LONG-TERM
                           INCOME          CAPITAL GAIN            TOTAL
                          ----------       ------------          ----------
           2006           $2,416,393        $2,646,955          $5,063,348
           2005              626,896                --             626,896

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
As of July 31, 2006, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                  $    16,107
Undistributed Long-Term Capital Gain             3,624,158
Unrealized Appreciation                         18,684,054
                                               -----------
Total Distributable Earnings                   $22,324,319
                                               ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at July 31, 2006 were as follows:

                    AGGREGATE GROSS        AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
   -----------       ------------           ------------         ------------
   $54,383,989        $19,896,728           $(1,212,674)          $18,684,054

9. CONCENTRATION/RISKS:

The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

10. IN-KIND TRANSFERS:

On December 22, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from an institutional investor managed by the Adviser. As a result of this contribution, 707,159 shares of the Fund were issued for assets valued at $7,071,593.

During the period ended July 31, 2005, the Fund received subscriptions in-kind of investment securities in lieu of cash. As a result of the transfer, the securities were exchanged tax-free as follows:

INSTITUTIONAL SHARES:

                                                     UNREALIZED        SHARES
                  SUBSCRIPTIONS     SECURITIES      APPRECIATION     SUBSCRIBED
                  -------------     ----------      ------------     ----------
    02/01/05       $38,570,714      $37,109,393      $9,866,137       3,777,739
    02/07/05        10,042,738        9,202,375       2,859,873         966,577
    02/16/05         1,492,264        1,339,214         308,259         140,119

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
11. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of July 31, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

13. SUBSEQUENT EVENT:

Effective August 1, 2006, all existing Class A Shares of the Reaves Select Research Fund have been reclassified as Investor Class Shares. In addition, the distribution fee for the Investor Class Shares was reduced from 0.35% to 0.25%, which lowered the Fund's annual operating expenses from 1.65% to 1.55%. The sales charge of 4.75% was eliminated.

14. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (UNAUDITED):

The Board has selected Ernst & Young LLP ("E&Y") to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
July 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal period ended July 31, 2005, neither the Trust, its funds, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's previous auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal period ended July 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal year ended July 31, 2005 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal period ended July 31, 2005, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Reaves Select Research Fund of the Advisors' Inner Circle Fund II:

We have audited the accompanying statement of net assets of the Reaves Select Research Fund, one of the funds constituting The Advisors' Inner Circle Fund II (the Trust), as of July 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the period December 22, 2004 (commencement of operations) through July 31, 2005 were audited by other auditors, whose report dated September 21, 2005 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Reaves Select Research Fund of The Advisors' Inner Circle Fund II at July 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
September 15, 2006

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                    (Since 1991)
60 yrs. old                        of the Board
                                   of Trustees
















--------------------------------------------------------------------------------

WILLIAM M.  DORAN                     Trustee                    (Since  1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old














--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-346-6300. The following chart lists Trustees and Officers as of July 31, 2006.

                                                 NUMBER OF
                                                 FUNDS IN
                                               THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                     MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------



Currently performs various services on behalf        10            Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                         Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                       Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                               Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                      Institutional International Trust,
and the Distributor, 1981-1994.                                    SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust,
                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                   Exempt Trust, SEI Opportunity
                                                                   Master Fund, L.P., SEI Opportunity
                                                                   Fund, L.P., SEI Global Master Fund,
                                                                   PLC, SEI Global Assets Fund, PLC,
                                                                   SEI GLobal Investments Fund, PLC,
                                                                   SEI Investments Global, Limited, SEI
                                                                   Investments Global Fund Services,
                                                                   Limited, SEI Investments (Europe)
                                                                   Ltd., SEI Investments Unit Trust
                                                                   Management (UK) Limited and
                                                                   SEI Global Nominee Ltd.
---------------------------------------------------------------------------------------------------------------

Self Employed Consultant since 2003. Partner,        10            Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                        and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI Investments,                  SEI Investments Global Fund Services
the Administrator and the Distributor. Director                    Limited, SEI Investments Global
of SEI Investments since 1974; Secretary of                        Limited, Trustee of The Advisors'
SEI Investments since 1978.                                        Inner Circle Fund, Bishop Street
                                                                   Funds, SEI Asset Allocation Trust,
                                                                   SEI Daily Income Trust, SEI Index
                                                                   Funds, SEI Institutional International
                                                                   Trust, SEI Institutional Investments
                                                                   Trust, SEI Institutional Managed
                                                                   Trust, SEI Liquid Asset Trust, SEI
                                                                   Tax Exempt Trust, SEI Investments
                                                                   Global Fund Services Limited,
                                                                   SEI Investments Global, Limited,
                                                                   SEI Investments (Europe), Limited
                                                                   SEI Investments (Asia) Limited and
                                                                   SEI Asset Korea Co., Ltd.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                      Trustee                    (Since 1993)
77 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                       Trustee                    (Since 1994)
75 yrs. old







--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
63 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------




                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                      MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Private investor from 1987 to present. Vice           10           Trustee of The Advisors' Inner Circle
President and Chief Financial officer, Western                     Fund and the Bishop Street Funds.
Company of North America (petroleum service
company), 1980-1986. President of Gene Peters
and Associates (import company), 1978-1980.
President and Chief Executive Officer of Jos.
Schlitz Brewing Company before 1978.
---------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.               10           Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-December 1993.                    Fund, the Bishop Street Funds, SEI Asset
                                                                   Allocation Trust, SEI Daily Income
                                                                   Trust, SEI Index Funds,
                                                                   SEI Institutional International Trust,
                                                                   SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust, SEI
                                                                   Liquid Asset Trust, SEI Tax Exempt
                                                                   Trust and U.S. Charitable Gift Trust.
---------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                     10           Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                        Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                          Trustee of The Advisors' Inner Circle
December 1996; Chief Financial Officer,                            Fund, the Bishop Street Funds, SEI
Nobel Partners, L.P., March 1991-December                          Asset Allocation Trust, SEI Daily
1996; Treasurer and Clerk, Peak Asset                              Income Trust, SEI Index Funds, SEI
Management, Inc., since 1991.                                      Institutional International Trust, SEI
                                                                   Institutional Investments Trust, SEI
                                                                   Institutional Managed Trust, SEI
                                                                   Liquid Asset Trust, SEI Tax Exempt
                                                                   Trust, SEI Opportunity Master Fund,
                                                                   L.P., and the SEI Opportunity
                                                                   Fund, L.P.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                    Trustee                    (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------

CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                   President                   (Since 2003)
44 yrs. old



--------------------------------------------------------------------------------

MICHAEL LAWSON                 Controller and Chief              (Since 2005)
45 yrs. old                      Financial Officer


--------------------------------------------------------------------------------

RUSSELL EMERY                    Chief Compliance                (Since 2006)
43 yrs. old                           Officer



--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------




                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                     MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Self-Employed Legal and Financial Services            10           Trustee of The Advisors' Inner Circle
Consultant since 2003. Counsel to State Street                     Fund and the Bishop Street Funds.
Bank Global Securities and Cash Operations
from 1995 to 2003.
----------------------------------------------------------------------------------------------------------------

Self-Employed Business Consultant, Business           10           Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                        Fund, the Bishop Street Funds, Oregon
United Grocers Inc. from 1997 to 2000.                             Trust Co. and O.T. Logistics, Inc.
----------------------------------------------------------------------------------------------------------------

Retired.                                              10           Director, Federal Agricultural
                                                                   Mortgage Corporation. Trustee of
                                                                   The Advisors' Inner Circle Fund and
                                                                   the Bishop Street Funds.
----------------------------------------------------------------------------------------------------------------




Senior Operations Officer, SEI Investments,          N/A                         N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant of the U.S.
Securities and Exchange Commission's Division
of Investment Management (1993-1996).
----------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting           N/A                         N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
----------------------------------------------------------------------------------------------------------------

Director of Investment Product Management            N/A                         N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.
----------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                     Vice President and              (Since 2004)
37 yrs. old                          Secretary




--------------------------------------------------------------------------------

TIMOTHY D. BARTO              Assistant Vice President           (Since 2000)
38 yrs. old                   and Assistant Secretary



--------------------------------------------------------------------------------

PHILIP T. MASTERSON              Vice President and              (Since 2004)
42 yrs. old                      Assistant Secretary




--------------------------------------------------------------------------------

NICOLE WELCH                         AML Officer                 (Since 2005)
28 yrs. old






--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------




                                                   NUMBER OF
                                                   FUNDS IN
                                                 THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD          OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                      MEMBER             HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------------------




Employed by SEI Investments Company since            N/A                         N/A
2004. Vice President, Deusche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.
---------------------------------------------------------------------------------------------------------------

General Counsel, Vice President and Assistant        N/A                         N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law firm)
from 1997-1999; Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since            N/A                         N/A
2004. General Counsel, CITCO Mutual Fund
Services from 2003-2004. Vice President and
Associate Counsel, Oppenheimer Funds from
2001-2003. and Vice President and Assistant
Counsel from 1997-2001.
---------------------------------------------------------------------------------------------------------------

Assistant Vice President and AML Compliance          N/A                         N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                             ACCOUNT          ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                             02/01/06         07/31/06      RATIOS       PERIOD*
--------------------------------------------------------------------------------
REAVES SELECT RESEARCH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares        $1,000.00         $1,049.00      1.30%        $6.60
Class A Shares               1,000.00          1,047.30      1.65          8.38
HYPOTHETICAL 5% RETURN
Institutional Shares         1,000.00          1,018.35      1.30          6.51
Class A Shares               1,000.00          1,016.61      1.65          8.25
--------------------------------------------------------------------------------
 *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For the fiscal year ended July 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                        FOREIGN
                                                       QUALIFYING FOR                  INVESTORS
                                                         CORPORATE                   -------------     QUALIFIED
    LONG-TERM        ORDINARY                            DIVIDENDS      QUALIFYING     QUALIFIED       SHORT-TERM
   CAPITAL GAIN       INCOME             TOTAL           RECEIVED        DIVIDEND       INTEREST        CAPITAL
   DISTRIBUTIONS   DISTRIBUTIONS     DISTRIBUTIONS     DEDUCTION (1)    INCOME (2)     INCOME (3)       GAIN (4)
   -------------   -------------     -------------     --------------   ----------   -------------     ----------
       52.28%         47.72%            100.00%            92.18%         97.68%         0.00%           75.25%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                          Jersey City, New Jersey 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



          This information must be preceded or accompanied by a current prospectus for the Fund.


WHR-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") and KPMG LLP ("KPMG") related to the Funds

E&Y and KPMG billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                             2006+                                                  2005++
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $68,000             N/A               N/A             $35,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other          $2,000             N/A               N/A              $1,000             N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


+ E&Y (For the Champlain Small Company Fund, Reaves Select Research Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund)
++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

Notes:
   (1) Audit fees include amounts related to the audit of the Fund's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           ------------------------- --------------- --------------
                                          2006+          2005++
           ------------------------- --------------- --------------
            Audit-Related Fees            0.00%           0.00%

           ------------------------- --------------- --------------
            Tax Fees                      0.00%           0.00%

           ------------------------- --------------- --------------
            All Other Fees                0.00%           0.00%

           ------------------------- --------------- --------------

         +   E&Y (For the Champlain Small Company Fund, Reaves Select Research
Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market
Fund)
         ++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services provided to the Funds and billed by E&Y for the fiscal year 2006 were $0.

(g)(2) The aggregate non-audit fees and services provided to the Funds and billed by KPMG for the fiscal year 2005 were $0.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund II


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President

Date: September 29, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President


Date: September 29, 2006


By (Signature and Title)*              /s/ Michael Lawson
                                       ----------------------------------
                                       Michael Lawson
                                       Controller & CFO


Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.